SRR STAT SUP-1 031416

Statutory Prospectus Supplement dated March 14, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Strategic Real Return Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Robert Young	Portfolio Manager (lead)	2014
Thomas Ewald	Portfolio Manager	2014
Darren Hughes	Portfolio Manager	2014
Brian Schneider	Portfolio Manager	2016”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Senior Secured.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Robert Young, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2001.

•	Thomas Ewald, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco Senior Secured and/or its affiliates since 2000.

•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 1992.

•	Brian Schneider, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 1987.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

SRR STAT SUP-1 031416	1

ICST STAT SUP-2 031416

Statutory Prospectus Supplement dated March 14, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares of the Funds listed below:

Invesco American Franchise Fund

Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund

Invesco Growth and Income Fund

Invesco Low Volatility Equity Yield Fund

Invesco Small Cap Discovery Fund

Invesco Strategic Real Return Fund

The following information replaces the table in its entirety appearing under the heading “Fund Summaries – INVESCO STRATEGIC REAL RETURN FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Robert Young	Portfolio Manager (lead)	2014
Thomas Ewald	Portfolio Manager	2014
Darren Hughes	Portfolio Manager	2014
Brian Schneider	Portfolio Manager	2016”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Strategic Real Return Fund” in the prospectus:

•	“Robert Young, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2001.

•	Thomas Ewald, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco Senior Secured and/or its affiliates since 2000.

•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 1992.

•	Brian Schneider, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 1987.”

ICST STAT SUP-2 031416	1

ACST SUP-3 031416

Statement of Additional Information Supplement dated March 14, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Core Plus Bond Fund

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund

Invesco Low Volatility Equity Yield Fund

Invesco Strategic Real Return Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Strategic Real Return Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of August 31, 2015 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco Strategic Real Return Fund
Thomas Ewald	None	N/A	Over $1,000,000
Darren Hughes	$1 - $10,000	N/A	$500,001 - $1,000,000
Brian Schneider[1]	None	N/A	Over $1,000,000
Robert Young	None	N/A	$100,001 - $500,000”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Strategic Real Return Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of August 31, 2015 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Strategic Real Return Fund
Thomas Ewald	4	$4,624.7	4	$6,456.8	None	None

[1]	Brian Schneider began serving on the Fund effective March 14, 2016. Information for the portfolio manager has been provided as of January 31, 2016.

ACST SUP-3 031416	1

ACST SUP-3 031416

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Darren Hughes	8	$4,006.0	4	$679.0	None	None
Brian Schneider[1]	2	$1,349.6	1	$220.4	None	None
Robert Young	None	None	None	None	2	$1,530.9”

ACST SUP-3 031416	2